Summary of Significant Accounting Policies - Prior Period Adjustments (Details) - Prior Period Adjustment - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Depreciation and amortization
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Depreciation	$ 33,000		$ 138,000
Research and development expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Medical affairs support expense	$ 128,000	$ 448,000	$ 429,000